Variable interest entities (VIE) - Consolidated (Details 8) SFr in Millions	Jun. 30, 2017 CHF (SFr) day	Mar. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Dec. 31, 2015 CHF (SFr)
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 110,332	SFr 101,856	SFr 121,161	SFr 114,049	SFr 92,328
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	129,347	137,978	134,839
Trading assets	140,981	159,792	165,150
Investment securities	2,281	2,625	2,489
Other investments	6,633	7,001	6,777
Net loans	273,865	276,370	275,976
Premises and equipment	4,525	4,667	4,711
Other assets	36,274	36,269	36,865
of which loans held-for-sale	9,742	7,454	8,062
Customer deposits	356,674	352,092	355,833
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30,711	38,113	33,016
Trading liabilities	43,535	47,662	44,930
Short-term borrowings	17,237	13,784	15,385
Long-term debt	176,700	187,321	193,315
Other liabilities	SFr 30,134	31,260	39,855
CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	144
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 554	290	369
Trading assets	2,463	2,614	2,744
Investment securities	380	652	511
Other investments	1,950	2,107	2,006
Net loans	283	255	284
Premises and equipment	161	193	199
Other assets	3,125	3,172	2,617
of which loans held-for-sale	766		422
Total assets of consolidated VIEs	8,916		8,730
Trading liabilities	3	4	18
Short-term borrowings	0	1	1
Long-term debt	1,199	1,894	1,759
Other liabilities	233	SFr 236	244
Total liabilities of consolidated VIEs	1,435		2,022
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	39		43
Trading assets	54		0
Investment securities	0		0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	522		0
of which loans held-for-sale	521		0
Total assets of consolidated VIEs	615		43
Trading liabilities	0		0
Short-term borrowings			0
Long-term debt	152		54
Other liabilities	0		0
Total liabilities of consolidated VIEs	152		54
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	315		1
Trading assets	0		0
Investment securities	0		0
Other investments	0		0
Net loans	26		0
Premises and equipment	0		0
Other assets	6		1
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	347		2
Trading liabilities	0		0
Short-term borrowings			0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities of consolidated VIEs	0		0
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	74		41
Trading assets	68		0
Investment securities	380		511
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	1,132		1,483
of which loans held-for-sale	242		415
Total assets of consolidated VIEs	1,654		2,035
Trading liabilities	0		0
Short-term borrowings			0
Long-term debt	963		1,639
Other liabilities	1		1
Total liabilities of consolidated VIEs	964		1,640
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	37		52
Trading assets	159		478
Investment securities	0		0
Other investments	385		228
Net loans	0		0
Premises and equipment	0		0
Other assets	30		48
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	611		806
Trading liabilities	0		0
Short-term borrowings			1
Long-term debt	5		7
Other liabilities	15		15
Total liabilities of consolidated VIEs	20		23
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	66		50
Trading assets	879		933
Investment securities	0		0
Other investments	1,264		1,446
Net loans	19		30
Premises and equipment	161		199
Other assets	69		51
of which loans held-for-sale	3		7
Total assets of consolidated VIEs	2,458		2,709
Trading liabilities	3		18
Short-term borrowings			0
Long-term debt	49		57
Other liabilities	113		124
Total liabilities of consolidated VIEs	165		199
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	23		182
Trading assets	1,303		1,333
Investment securities	0		0
Other investments	301		332
Net loans	238		254
Premises and equipment	0		0
Other assets	1,366		1,034
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	3,231		3,135
Trading liabilities	0		0
Short-term borrowings			0
Long-term debt	30		2
Other liabilities	104		104
Total liabilities of consolidated VIEs	134		106
Bank
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	110,166		121,066	SFr 113,976	SFr 92,254
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	129,347		134,839
Trading assets	141,084		165,392
Investment securities	2,279		2,486
Other investments	6,570		6,717
Net loans	277,367		278,960
Premises and equipment	4,432		4,666
Other assets	35,780		36,775
of which loans held-for-sale	9,742		8,062
Customer deposits	358,050		357,224
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	30,711		33,016
Trading liabilities	43,515		44,952
Short-term borrowings	17,237		15,385
Long-term debt	175,720		192,495
Other liabilities	SFr 30,010		39,919
Bank | CP Conduit
VIE Disclosures
Average maturity of CP (in days) | day	144
Bank | Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 554		369
Trading assets	2,463		2,744
Investment securities	380		511
Other investments	1,950		2,006
Net loans	283		284
Premises and equipment	137		173
Other assets	3,124		2,616
of which loans held-for-sale	766		422
Total assets of consolidated VIEs	8,891		8,703
Trading liabilities	3		18
Short-term borrowings	0		1
Long-term debt	1,199		1,759
Other liabilities	232		243
Total liabilities of consolidated VIEs	1,434		2,021
Bank | Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	39		43
Trading assets	54		0
Investment securities	0		0
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	522		0
of which loans held-for-sale	521		0
Total assets of consolidated VIEs	615		43
Trading liabilities	0		0
Short-term borrowings			0
Long-term debt	152		54
Other liabilities	0		0
Total liabilities of consolidated VIEs	152		54
Bank | Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	315		1
Trading assets	0		0
Investment securities	0		0
Other investments	0		0
Net loans	26		0
Premises and equipment	0		0
Other assets	6		1
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	347		2
Trading liabilities	0		0
Short-term borrowings			0
Long-term debt	0		0
Other liabilities	0		0
Total liabilities of consolidated VIEs	0		0
Bank | Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	74		41
Trading assets	68		0
Investment securities	380		511
Other investments	0		0
Net loans	0		0
Premises and equipment	0		0
Other assets	1,132		1,483
of which loans held-for-sale	242		415
Total assets of consolidated VIEs	1,654		2,035
Trading liabilities	0		0
Short-term borrowings			0
Long-term debt	963		1,639
Other liabilities	1		1
Total liabilities of consolidated VIEs	964		1,640
Bank | Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	37		52
Trading assets	159		478
Investment securities	0		0
Other investments	385		228
Net loans	0		0
Premises and equipment	0		0
Other assets	30		48
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	611		806
Trading liabilities	0		0
Short-term borrowings			1
Long-term debt	5		7
Other liabilities	15		15
Total liabilities of consolidated VIEs	20		23
Bank | Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	66		50
Trading assets	879		933
Investment securities	0		0
Other investments	1,264		1,446
Net loans	19		30
Premises and equipment	137		173
Other assets	67		50
of which loans held-for-sale	3		7
Total assets of consolidated VIEs	2,432		2,682
Trading liabilities	3		18
Short-term borrowings			0
Long-term debt	49		57
Other liabilities	113		124
Total liabilities of consolidated VIEs	165		199
Bank | Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	23		182
Trading assets	1,303		1,333
Investment securities	0		0
Other investments	301		332
Net loans	238		254
Premises and equipment	0		0
Other assets	1,367		1,034
of which loans held-for-sale	0		0
Total assets of consolidated VIEs	3,232		3,135
Trading liabilities	0		0
Short-term borrowings			0
Long-term debt	30		2
Other liabilities	103		103
Total liabilities of consolidated VIEs	SFr 133		SFr 105